UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/05
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
March 13, 2005

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 88
Form 13F Information Table Value Total: 2,482,461

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -----
A T M I Inc.                   COM              00207R101     6281 250850.000SH      SOLE                        250850.000
Allstate Insurance Grp.        COM              020002101    82221 1520925.000SH     SOLE                        1520925.000
Altria Group Inc               COM              02209S103    63986 978533.364SH      SOLE                        978533.364
American International Group   COM              026874107    45072 813436.000SH      SOLE                        813436.000
American Woodmark Corp         COM              030506109    23772 655244.352SH      SOLE                        655244.352
Anadarko Petroleum Corp.       COM              032511107    30635 402560.000SH      SOLE                        402560.000
Beazer Homes Inc.              COM              07556Q105    45961 921806.304SH      SOLE                        921806.304
Black & Decker Corp            COM              091797100    64233 813185.000SH      SOLE                        813185.000
CAVCO INDS INC DEL COM         COM              149568107     1648 68150.000SH       SOLE                         68150.000
Calpine Corp.                  COM              131347106     9800 3500017.000SH     SOLE                        3500017.000
Capital One Financial Corp.    COM              14040H105    93570 1251440.000SH     SOLE                        1251440.000
Cemex S A Ssponsor ADR New Rep COM              151290889    83041 2290778.876SH     SOLE                        2290778.876
Cendant                        COM              151313103    60546 2947729.968SH     SOLE                        2947729.968
Centex Corp                    COM              152312104    91127 1591185.000SH     SOLE                        1591185.000
Citigroup Inc.                 COM              172967101    96255 2141850.031SH     SOLE                        2141850.031
ConocoPhillips                 COM              20825C104    38933 361028.000SH      SOLE                        361028.000
Countrywide Financial Corp.    COM              222372104    84844 2613803.328SH     SOLE                        2613803.328
D&K Healthcare                 COM              232861104     4421 528200.000SH      SOLE                        528200.000
DEVON ENERGY CORP NEW COM      COM              25179M103    51253 1073367.564SH     SOLE                        1073367.564
Dell Inc.                      COM              24702R101      280 7287.000 SH       SOLE                          7287.000
DuPont                         COM              263534109      731 14266.000SH       SOLE                         14266.000
Dynamic Oil & Gas Inc.         COM              267906105      729 306500.000SH      SOLE                        306500.000
Dynegy Inc.                    COM              26816Q101     2033 520000.000SH      SOLE                        520000.000
EResearch                      COM              29481V108    13987 1187315.000SH     SOLE                        1187315.000
Eagle Materials Inc Cl B       COM              26969P207     8689 110264.845SH      SOLE                        110264.845
El Paso Corporation            COM              28336l109     8498 803234.000SH      SOLE                        803234.000
Exelon Corp.                   COM              30161N101     9646 210195.000SH      SOLE                        210195.000
Exxon Mobil Corp.              COM              30231G102      472 7915.000 SH       SOLE                          7915.000
Fannie Mae                     COM              313586109    59878 1099687.000SH     SOLE                        1099687.000
Fidelity National Financial    COM              316326107    63299 1921648.000SH     SOLE                        1921648.000
Gabelli Asset Management       COM              36239Y102     5575 124860.000SH      SOLE                        124860.000
General Electric               COM              369604103     1178 32677.000SH       SOLE                         32677.000
Graco Inc.                     COM              384109104     8852 219336.000SH      SOLE                        219336.000
Harley Davidson Inc.           COM              412822108    13019 225396.000SH      SOLE                        225396.000
Houston Exploration            COM              442120101    37031 650245.000SH      SOLE                        650245.000
Intel Corp                     COM              458140100      639 27520.538SH       SOLE                         27520.538
International Business Machine COM              459200101    13964 152808.403SH      SOLE                        152808.403
Johnson & Johnson              COM              478160104    76451 1138346.000SH     SOLE                        1138346.000
LEAP WIRELESS INTL INC         COM              521863308     5210 200000.000SH      SOLE                        200000.000
LEAR CORP COM                  COM              521865105    17805 401370.000SH      SOLE                        401370.000
LENNAR CORP CL A               COM              526057104     2187 38585.000SH       SOLE                         38585.000
Lamson & Sessions              COM              513696104     3363 338000.000SH      SOLE                        338000.000
MARSHALL EDWARDS INC COM       COM              572322303      645 77397.000SH       SOLE                         77397.000
MAVERICK TUBE CORP             COM              577914104    13935 428645.000SH      SOLE                        428645.000
Masco Corp                     COM              574599106    40528 1168960.386SH     SOLE                        1168960.386
Mastec Inc.                    COM              576323109     6323 770130.000SH      SOLE                        770130.000
Meritage Corp.                 COM              59001A102    64256 1090560.000SH     SOLE                        1090560.000
Merrill Lynch                  COM              590188108    65162 1151270.000SH     SOLE                        1151270.000
Metris Companies               COM              591598107     1507 130000.000SH      SOLE                        130000.000
Mohawk Industries, Inc.        COM              608190104    42459 503660.000SH      SOLE                        503660.000
Monaco Coach                   COM              60886R103     3504 216950.000SH      SOLE                        216950.000
Morgan Stanley                 COM              617446448    15430 269523.000SH      SOLE                        269523.000
NOVAGOLD RES INC COM NEW       COM              66987E206     2366 284700.000SH      SOLE                        284700.000
NVR Inc.                       COM              62944T105   104020 132510.000SH      SOLE                        132510.000
Nabors Industries LTD New (Ber COM              G6359F103    70463 1191465.000SH     SOLE                        1191465.000
National RV Holdings           COM              637277104     5272 518886.000SH      SOLE                        518886.000
Nextel Communications A        COM              65332V103    22207 781379.000SH      SOLE                        781379.000
Novogen LTD                    COM              67010F103     3832 201710.000SH      SOLE                        201710.000
OCA INC                        COM              67083Q101     4076 959020.000SH      SOLE                        959020.000
PHH CORP                       COM              693320202     2618 119706.000SH      SOLE                        119706.000
PPL CORP COM                   COM              69351T106    16197 300000.000SH      SOLE                        300000.000
Patterson Energy Inc.          COM              703481101    61945 2475825.000SH     SOLE                        2475825.000
Pfizer Inc                     COM              717081103    59173 2252475.000SH     SOLE                        2252475.000
Photon Dynamics Inc.           COM              719364101     5226 274200.000SH      SOLE                        274200.000
Polaris Industries, Inc.       COM              731068102    39358 560420.000SH      SOLE                        560420.000
Procter & Gamble Co            COM              742718109      207 3904.146 SH       SOLE                          3904.146
Pulte Homes, Inc.              COM              745867101    23942 325160.000SH      SOLE                        325160.000
R G Barry Corp                 COM              068798107     1466 322200.000SH      SOLE                        322200.000
Rush Enterprises CLA           COM              781846209     3553 226605.000SH      SOLE                        226605.000
Rush Enterprises CLB           COM              781846308     4771 283005.000SH      SOLE                        283005.000
SANOFI-AVENTIS-ADR             COM              80105N105    19794 467500.000SH      SOLE                        467500.000
Sovereign Bancorp Inc.         COM              845905108      697 31450.000SH       SOLE                         31450.000
Stanley Furniture Inc New      COM              854305208    20247 428235.000SH      SOLE                        428235.000
Telefonos De Mexico            COM              879403780    54469 1577450.000SH     SOLE                        1577450.000
Terex Corp Del                 COM              880779103    10196 235465.000SH      SOLE                        235465.000
Texas Industries Inc.          COM              882491103    12600 234425.451SH      SOLE                        234425.451
Thor Industries Inc.           COM              885160101    37937 1268370.000SH     SOLE                        1268370.000
Toll Brothers Inc.             COM              889478103    68949 874435.000SH      SOLE                        874435.000
Tyco International LTD         COM              902124106    50774 1502181.364SH     SOLE                        1502181.364
U S Bancorp Del New            COM              902973304      492 17070.000SH       SOLE                         17070.000
UTStarcom, Inc.                COM              918076100    10707 977774.000SH      SOLE                        977774.000
United Technologies Corp.      COM              913017109      300 2950.000 SH       SOLE                          2950.000
UnitedHealth Group Inc.        COM              91324P102    63984 670835.000SH      SOLE                        670835.000
Washington Mutual Inc.         COM              939322103    23147 586012.000SH      SOLE                        586012.000
Whirlpool Corp                 COM              963320106    32156 474765.000SH      SOLE                        474765.000
Winnebago Inds. Inc.           COM              974637100    34917 1104965.000SH     SOLE                        1104965.000
YUM BRANDS INC COM             COM              988498101    25212 486620.000SH      SOLE                        486620.000
Muhlenkamp Fund                MUT              962096103      327 4251.333 SH       SOLE                          4251.333